Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (unaudited)

Number of Shares		Value
	COMMON STOCKS -2.1%
	REAL ESTATE - 2.1%
200	Agree Realty Corp.[5]	$14,426
600	Americold Realty Trust, Inc.[5]	18,024
1,000	Apple Hospitality REIT, Inc.[5]	14,670
100	AvalonBay Communities, Inc.	19,425
200	Boston Properties, Inc.[5]	17,796
1,100	Broadstone Net Lease, Inc.	22,561
100	Crown Castle International Corp.	16,838
400	CubeSmart[5]	17,088
200	Equity Residential[5]	14,444
800	Essential Properties Realty Trust, Inc.[5]	17,192
100	Essex Property Trust, Inc.	26,151
200	Federal Realty OP LP5	19,148
500	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,930
1,100	Healthpeak Properties, Inc.	28,501
1,800	Host Hotels & Resorts, Inc.	28,224
800	Invitation Homes, Inc.	28,464
500	Iron Mountain, Inc.[5]	24,345
300	Kilroy Realty Corp.[5]	15,699
200	Life Storage, Inc.	22,332
800	Medical Properties Trust, Inc.[5]	12,216
600	National Retail Properties, Inc.[5]	25,800
500	National Storage Affiliates Trust	25,035
2,000	Park Hotels & Resorts, Inc.	27,140
1,400	Physicians Realty Trust	24,430
400	PotlatchDeltic Corp.[5]	17,676
200	Prologis, Inc.	23,530
100	Public Storage	31,267
300	Realty Income Corp.[5]	20,478
100	Simon Property Group, Inc.[5]	9,492
600	SL Green Realty Corp.	27,690
700	Spirit Realty Capital, Inc.	26,446
500	STAG Industrial, Inc.[5]	15,440
800	STORE Capital Corp.[5]	20,864
100	Sun Communities, Inc.	15,936
500	Ventas, Inc.	25,715
900	VICI Properties, Inc.	26,811
1,000	Vornado Realty Trust	28,590
		788,814
	TOTAL COMMON STOCKS
	(Cost $873,754)	788,814

	PRIVATE DIRECT REAL ESTATE INVESTMENTS[3] - 39.1%
	EQUITY - 21.6%
-	Baywoods Road Owner, LLC[1,6]	2,019,561
-	Cook MHP Owner, LLC[1,6]	1,017,623
-	Excelsior Sandy Springs CIV, LLC[1,6]	578,056
-	Excelsior Stephenson Medical CIV, LLC[1,6]	659,527
-	GMF Granite Manager, LLC[1,6]	446,675
-	Old Courthouse Owner, LLC[1,6]	1,324,308
-	Riverwalk Acquisitions, LLC[1,6]	2,008,109
		8,053,859

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (unaudited)

Number of Shares		Value
	PRIVATE DIRECT REAL ESTATE INVESTMENTS[3] - 39.1% - continued
	MEZZANINE DEBT - 4.1%
-	Premier Lexington Park, LLC, 9.00%, 03/31/2032[1]	$1,533,658

	PREFERRED EQUITY - 13.4%
-	Golfview JV, LLC - Class B, 8.50%[1]	2,450,839
-	Plymouth Heritage Apts. JV, LLC - Class B, 8.50%[1]	2,555,087
		5,005,926

	SPONSOR PROFITS INTEREST - 0.0%
-	Premier Lexington Park, LLC - Class B1,6	-

	TOTAL PRIVATE DIRECT REAL ESTATE INVESTMENTS
	(Cost $14,341,045)	14,593,443

	PRIVATE REAL ESTATE INVESTMENT FUNDS - 50.8%
-	Barings Real Estate Debt Income Fund LP1,4	832,581
3,000,000	Beacon Partners Fund II, LP REIT - Preferred[3]	3,067,033
-	CMMPT-2, LP1,4	1,000,000
2,000,000	Goodman Capital Liquid Strategy Fund I, LLC[4]	2,009,863
-	Heitman Core Real Estate Income Trust[1,4]	3,010,748
-	Infinity Re Impact III, LP1,4	972,332
150	Kairos Credit Strategies REIT, Inc. - Common[4]	1,497,843
-	Kayne Anderson Real Estate Debt IV, LP1,4	672,159
98,001	Peachtree SSC Mortgage REIT, LLC[4]	2,507,815
76,190	Sandpiper Lodging Trust - Class A - Common[3]	805,370
2,533	TCM CRE Credit Fund, LP,4	2,595,319
		18,971,063
	TOTAL PRIVATE REAL ESTATE INVESTMENT FUNDS
	(Cost $18,792,453)	18,971,063

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 0.1%
	CALL OPTIONS - (0.0)%
	SPDR S&P 500 ETF Trust*
10	Exercise Price: $383.00, Notional Amount: $(383,000), Expiration Date: July 5, 2022	1,240
	TOTAL CALL OPTIONS
	(Cost $1,516)	1,240

	PUT OPTIONS — 0.1%
	iShares U.S. Real Estate ETF*
23	Exercise Price: $92.00, Notional Amount: $211,600, Expiration Date: September 16, 2022	9,890
	iShares U.S. Real Estate ETF*
59	Exercise Price: $90.00, Notional Amount: $531,000, Expiration Date: September 16, 2022	20,945
		30,835
	TOTAL PUT OPTIONS
	(Cost $30,909)	30,835

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $32,425)	32,075

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS - 4.5%
1,669,992	Federated Hermes U.S. Treasury Cash Reserves 0.97% [2,5]	$1,669,992
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,669,992)

	TOTAL INVESTMENTS - 96.6% (cost $35,709,669)	36,055,387
	Other Assets in Excess of Liabilities - 3.4%	1,250,943
	TOTAL NET ASSETS - 100.0%	$37,306,330

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS - (0.1)%
	CALL OPTIONS - (0.1)%
	Agree Realty Corp.*
(2)	Exercise Price: $70.00, Notional Amount: $(14,000), Expiration Date: August 19, 2022	(835)
	Americold Realty Trust*
(6)	Exercise Price: $30.00, Notional Amount: $(18,000), Expiration Date: October 21, 2022	(1,275)
	Apple Hospitality REIT, Inc.*
(15)	Exercise Price: $15.00, Notional Amount: $(22,500), Expiration Date: August 19, 2022	(1,125)
	AvalonBay Communities, Inc.*
(1)	Exercise Price: $200.00, Notional Amount: $(20,000), Expiration Date: August 19, 2022	(625)
	Boston Properties, Inc.*
(2)	Exercise Price: $95.00, Notional Amount: $(19,000), Expiration Date: October 21, 2022	(780)
	Crown Castle International Corp.*
(1)	Exercise Price: $175.00, Notional Amount: $(17,500), Expiration Date: August 19, 2022	(495)
	Equity Residential*
(2)	Exercise Price: $72.50, Notional Amount: $(14,500), Expiration Date: August 19, 2022	(625)
	Essential Properties Realty Trust, Inc.*
(8)	Exercise Price: $25.00, Notional Amount: $(20,000), Expiration Date: July 15, 2022	(80)
	Essex Property Trust, Inc.*
(1)	Exercise Price: $270.00, Notional Amount: $(27,000), Expiration Date: August 19, 2022	(745)
	Federal Realty OP LP*
(2)	Exercise Price: $110.00, Notional Amount: $(22,000), Expiration Date: August 19, 2022	(340)
	Hannon Armstrong Sustainable Infrastructure Capital, Inc.*
(5)	Exercise Price: $40.00, Notional Amount: $(20,000), Expiration Date: July 15, 2022	(313)
	Healthpeak Properties, Inc.*
(11)	Exercise Price: $26.00, Notional Amount: $(28,600), Expiration Date: August 19, 2022	(1,375)
	Host hotels & Resorts, Inc.*
(18)	Exercise Price: $16.00, Notional Amount: $(28,800), Expiration Date: August 19, 2022	(1,755)
	Invitation Homes, Inc.*
(8)	Exercise Price: $35.00, Notional Amount: $(28,000), Expiration Date: August 19, 2022	(1,600)
	Iron Mountain, Inc.*
(5)	Exercise Price: $55.00, Notional Amount: $(27,500), Expiration Date: October 21, 2022	(625)
	Kilroy Realty Corp.*
(3)	Exercise Price: $60.00, Notional Amount: $(18,000), Expiration Date: August 19, 2022	(172)
	Life Storage, Inc.*
(2)	Exercise Price: $110.00, Notional Amount: $(22,000), Expiration Date: August 19, 2022	(1,190)
	Medical Properties Trust, Inc.*
(8)	Exercise Price: $15.00, Notional Amount: $(12,000), Expiration Date: August 19, 2022	(820)
	National Retail Properties, Inc.*
(6)	Exercise Price: $40.00, Notional Amount: $(24,000), Expiration Date: September 16, 2022	(2,190)
	National Storage Affiliates Trust*
(5)	Exercise Price: $50.00, Notional Amount: $(25,000), Expiration Date: August 19, 2022	(1,950)
	Park Hotels & Resorts, Inc.*
(20)	Exercise Price: $15.00, Notional Amount: $(30,000), Expiration Date: August 19, 2022	(1,450)

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS - Continued
	CALL OPTIONS - Continued
	Physicians Realty Trust*
(14)	Exercise Price: $17.50, Notional Amount: $(24,500), Expiration Date: July 15, 2022	$(385)
	PotlatchDeltic Corp.*
(4)	Exercise Price: $46.00, Notional Amount: $(18,400), Expiration Date: August 19, 2022	(620)
	Prologis, Inc.*
(2)	Exercise Price: $120.00, Notional Amount: $(24,000), Expiration Date: August 19, 2022	(1,040)
	Public Storage.*
(1)	Exercise Price: $310.00, Notional Amount: $(31,000), Expiration Date: September 16, 2022	(1,925)
	Realty Income Corp.*
(3)	Exercise Price: $67.50, Notional Amount: $(20,250), Expiration Date: August 19, 2022	(825)
	Simon Property Group, Inc.*
(1)	Exercise Price: $100.00, Notional Amount: $(10,000), Expiration Date: August 19, 2022	(348)
	SL Green Realty Corp.*
(6)	Exercise Price: $47.50, Notional Amount: $(28,500), Expiration Date: August 19, 2022	(1,500)
	SPDR S&P 500 ETF Trust*
(20)	Exercise Price: $385.00, Notional Amount: $(770,000), Expiration Date: July 5, 2022	(1,680)
	SPDR S&P 500 ETF Trust*
(5)	Exercise Price: $379.00, Notional Amount: $(189,500), Expiration Date: June 30, 2022	(5)
	Spirit Realty Capital, Inc.*
(7)	Exercise Price: $40.00, Notional Amount: $(28,000), Expiration Date: August 19, 2022	(787)
	STAG Industrial, Inc.*
(5)	Exercise Price: $35.00, Notional Amount: $(17,500), Expiration Date: September 16, 2022	(237)
	STORE Capital Corp*
(8)	Exercise Price: $27.50, Notional Amount: $(22,000), Expiration Date: August 19, 2022	(400)
	Sun Communities, Inc.*
(1)	Exercise Price: $165.00, Notional Amount: $(16,500), Expiration Date: July 15, 2022	(140)
	Ventas, Inc.*
(5)	Exercise Price: $52.50, Notional Amount: $(26,250), Expiration Date: August 19, 2022	(1,000)
	VICI Properties, Inc.*
(9)	Exercise Price: $30.00, Notional Amount: $(27,000), Expiration Date: August 19, 2022	(1,125)
	Vornado Realty Trust*
(10)	Exercise Price: $30.00, Notional Amount: $(30,000), Expiration Date: August 19, 2022	(1,100)
		(33,482)
	TOTAL CALL OPTIONS
	(Premiums $42,670)	(33,482)

	PUT OPTIONS - (0.0)%
	iShares U.S. Real Estate ETF*
(9)	Exercise Price: $84.00, Notional Amount: $(75,600), Expiration Date: September 16, 2022	(1,827)
	iShares U.S. Real Estate ETF*
(23)	Exercise Price: $85.00, Notional Amount: $(195,500), Expiration Date: September 16, 2022	(4,957)
	iShares U.S. Real Estate ETF*
(50)	Exercise Price: $83.00, Notional Amount: $(415,000), Expiration Date: September 16, 2022	(8,800)
	TOTAL PUT OPTIONS
	(Premiums $15,652)	(15,584)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Premiums $58,322)	$(49,066)

*	Non-Income Producing
[1]	Investment does not issue or provide shares.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Represents fair value as determined by the Fund's Board of Trustees (the "Board"), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $18,465,846 or 49.5% of net assets, were fair valued under the Fund's valuation procedures and classified as Level 3 within the three tier fair value hierarchy as of June 30, 2022.
[4]	These investments are valued at the net asset value as practical expedient in accordance with the Fund's valuation policies.
[5]	All or a portion of this security is segregated as collateral for written options. The value of the securities pledged as collateral was $297,828 which represents 0.8% of total net assets of the Fund.
[6]	Income is variable because it is distributed according to a cascading structure made up of sequential tiers.

Thirdline Real Estate Income Fund

SUMMARY OF INVESTMENTS

As of June 30, 2022  (unaudited)

Security Type	Percent of Total Net Assets
Common Stocks
Real Estate	2.1%
Private Direct Real Estate Invesmtents	39.1%
Private Real Estate Investment Funds	50.8%
Purchased Options Contracts	0.1%
Short-Term Investments	4.5%
Total Investments	96.6%
Other Assets in Excess of Liabilities	3.4%
Total Net Assets	100.0%

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (unaudited)

Securities With Restrictions On Redemptions[a]	Redemptions Permitted	Redemption Notice Period	Unfunded Commitments	Cost	Fair Value	Original Acquisition Date	Percentage of Net Assets
Barings Real Estate Debt Income Fund LP [b,d]	Quarterly	90 Days	$4,167,420	$815,421	$832,581	12/13/2021	2.2%
Baywoods Road Owner, LLC	Not Permitted	N/A	-	2,000,000	2,019,561	5/10/2022	5.4%
Beacon Partners Fund II, LP REIT [d]	Not Permitted	N/A	1,000,000	3,000,000	3,067,033	11/30/2021	8.2%
CMMPT-2, LP [d,f]	Quarterly	90 Days	-	1,000,000	1,000,000	4/18/2022	2.7%
Cook MHP Owner, LLC	Not Permitted	N/A	-	1,000,000	1,017,623	4/8/2022	2.7%
Excelsior Sandy Springs CIV, LLC	Not Permitted	N/A	-	573,323	578,056	2/17/2022	1.5%
Excelsior Stephenson Medical CIV, LLC	Not Permitted	N/A	-	626,167	659,527	10/6/2021	1.8%
GMF Granite Partners, LLC	Not Permitted	N/A	-	438,830	446,675	N/A	1.2%
Golfview JV, LLC - Class B	Not Permitted	N/A	-	2,398,948	2,450,839	1/6/2022	6.6%
Goodman Capital Liquid Strategy Fund I, LLC[d]	Not Permitted	N/A	-	2,000,000	2,009,863	4/14/2022	5.4%
Heitman Core Real Estate Income Trust [d,e]	Quarterly	90 Days	-	3,000,000	3,010,748	4/4/2022	8.1%
Infinity Re Impact III, LP [d]	Not Permitted	N/A	-	968,089	972,332	6/10/2022	2.6%
Kairos Credit Strategies REIT, Inc. [c,d]	Quarterly	90 Days	-	1,500,357	1,497,843	9/30/2021	4.0%
Kayne Anderson Real Estate Debt IV, LPd	Not Permitted	N/A	1,341,414	658,586	672,159	11/1/2021	1.8%
Old Courthouse Owner, LLC	Not Permitted	N/A	-	1,300,000	1,324,308	2/8/2022	3.5%
Peachtree SSC Mortgage REIT, LLC [d,g]	No Restrictions	None	-	2,500,000	2,507,815	5/18/2022	6.7%
Plymouth Heritage Apts. JV, LLC - Class B	Not Permitted	N/A	-	2,503,777	2,555,087	12/30/2021	6.8%
Premier Lexington Park, LLC	Not Permitted	N/A	-	1,500,000	1,533,658	3/31/2022	4.1%
Premier Lexington Park, LLC - Class B	Not Permitted	N/A	-	-	-	3/31/2022	0.0%
Riverwalk Acquisitions, LLC	Not Permitted	N/A	-	2,000,000	2,008,109	6/14/2022	5.4%
Sandpiper Lodging Trust[d]	Not Permitted	N/A	-	800,000	805,370	9/30/2021	2.2%
TCM CRE Credit Fund, LPd	Quarterly	90 Days	-	2,550,000	2,595,319	10/1/2021	7.0%
Totals			$6,508,834	$33,133,498	$33,564,506		89.9%

[a]	Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[b]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 3-year lock up period expiring 12/13/2024.
[c]	The Fund is limited to redemptions of 5% of the Fund NAV per quarter and 20% annually, and the company can delay or suspend these redemptions at their sole discretion. There are no redemptions for an investor in their first year of investment.
[d]	The Fund indirectly bears fees and expenses as an investor in the Private Real Estate Investment Funds. Each investor of each Private Real Estate Investment Fund will pay the investment manager of the Private Real Estate Investment Fund a management fee. The fee rate varies and ranges from 0.75% to 2.00% per annum of the NAV of that Private Real Estate Investment Fund. Additionally, the investment manager of each Private Real Estate Investment Fund may generally receive a contingent incentive fee/allocation from each investor ranging from 10% to 100% of net new realized appreciation of that Private Real Estate Investment Fund over a return hurdle rate ranging from 6.0% to 12.0% as of the end of each performance period for which an incentive fee/allocation is calculated.
[e]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 1-year lock up period expiring 4/3/2024 and Redemption Interests will be redeemed in 20% quarterly increments following the Redemption Effective Date.
[f]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 2-year lock up period expiring 4/17/2024.
[g]	The Fund will not redeem more than 5% of the Fund NAV in a calendar year, redemptions are subject to availability of distributable cash as determined by the Company.

See accompanying Notes to Financial Statements.